Restricted Bank Deposits	12 Months Ended
Dec. 31, 2018
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Restricted Bank Deposits
22	RESTRICTED BANK DEPOSITS

	As of December 31, 2018			As of December 31, 2017
	Non-current assets	Current assets	Total	Non-current assets	Current assets	Total
	Million	Million	Million	Million	Million	Million
Restricted bank deposits
- Statutory deposit reserves (Note)	4,486	—	4,486	3,453	—	3,453
- Deposited customer reserves (Note)	7,882	—	7,882	3,047	—	3,047
- Pledged bank deposits	1	9	10	4	691	695

	12,369	9	12,378	6,504	691	7,195

Note:

The statutory deposit reserves and the deposited customer reserves are deposited by the subsidiaries of the Company, China Mobile Finance and China Mobile E-Commerce Co., Ltd., respectively, in accordance with relevant requirements of the People’s Bank of China (“PBOC”), which are not available for use in the Group’s daily operations.